Condensed Consolidating Financial Statements (Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Assets
Cash and cash equivalents	$ 1,145	$ 1,071	$ 716	$ 978
Accounts receivable, net	1,497	1,378
Inventories	2,817	2,809
Other current assets	145	145
Total Current Assets	5,604	5,403
Net Property, Plant and Equipment	4,053	4,022
Goodwill	1,902	1,891	1,892
Intangible Assets	138	129
Other Assets	480	451
Investment in Subsidiaries	0	0
Total Assets	12,177	11,896	11,071
Liabilities and Shareholders' Equity
Current debt	513	515
Accounts payable	1,359	1,372
Other current liabilities	1,138	943
Total Current Liabilities	3,010	2,830
Long-Term Debt	1,895	1,917
Deferred Income Taxes	479	558
Other Liabilities	560	549
Total Tyson Shareholders' Equity	6,201	6,012
Noncontrolling Interests	32	30
Total Shareholders' Equity	6,233	6,042	5,685
Total Liabilities and Shareholders' Equity	12,177	11,896
TFI Parent [Member]
Assets
Cash and cash equivalents	0	1	1	2
Accounts receivable, net	0	1
Inventories	0	0
Other current assets	351	139
Total Current Assets	351	141
Net Property, Plant and Equipment	32	31
Goodwill	0	0
Intangible Assets	0	0
Other Assets	895	1,257
Investment in Subsidiaries	11,975	11,849
Total Assets	13,253	13,278
Liabilities and Shareholders' Equity
Current debt	457	439
Accounts payable	27	10
Other current liabilities	4,625	4,887
Total Current Liabilities	5,109	5,336
Long-Term Debt	1,770	1,774
Deferred Income Taxes	24	0
Other Liabilities	149	156
Total Tyson Shareholders' Equity	6,201	6,012
Noncontrolling Interests	0	0
Total Shareholders' Equity	6,201	6,012
Total Liabilities and Shareholders' Equity	13,253	13,278
TFM Parent, Guarantors [Member]
Assets
Cash and cash equivalents	21	9	1	2
Accounts receivable, net	571	499
Inventories	1,039	950
Other current assets	88	100
Total Current Assets	1,719	1,558
Net Property, Plant and Equipment	891	873
Goodwill	881	881
Intangible Assets	21	26
Other Assets	162	151
Investment in Subsidiaries	2,035	2,005
Total Assets	5,709	5,494
Liabilities and Shareholders' Equity
Current debt	132	0
Accounts payable	575	558
Other current liabilities	200	144
Total Current Liabilities	907	702
Long-Term Debt	679	809
Deferred Income Taxes	93	135
Other Liabilities	155	146
Total Tyson Shareholders' Equity	3,875	3,702
Noncontrolling Interests	0	0
Total Shareholders' Equity	3,875	3,702
Total Liabilities and Shareholders' Equity	5,709	5,494
Non-Guarantors [Member]
Assets
Cash and cash equivalents	1,124	1,061	714	974
Accounts receivable, net	926	878
Inventories	1,778	1,859
Other current assets	117	90
Total Current Assets	3,945	3,888
Net Property, Plant and Equipment	3,130	3,118
Goodwill	1,021	1,010
Intangible Assets	117	103
Other Assets	244	251
Investment in Subsidiaries	0	0
Total Assets	8,457	8,370
Liabilities and Shareholders' Equity
Current debt	251	167
Accounts payable	757	804
Other current liabilities	901	766
Total Current Liabilities	1,909	1,737
Long-Term Debt	241	486
Deferred Income Taxes	362	432
Other Liabilities	282	294
Total Tyson Shareholders' Equity	5,631	5,391
Noncontrolling Interests	32	30
Total Shareholders' Equity	5,663	5,421
Total Liabilities and Shareholders' Equity	8,457	8,370
Eliminations [Member]
Assets
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Other current assets	(411)	(184)
Total Current Assets	(411)	(184)
Net Property, Plant and Equipment	0	0
Goodwill	0	0
Intangible Assets	0	0
Other Assets	(821)	(1,208)
Investment in Subsidiaries	(14,010)	(13,854)
Total Assets	(15,242)	(15,246)
Liabilities and Shareholders' Equity
Current debt	(327)	(91)
Accounts payable	0	0
Other current liabilities	(4,588)	(4,854)
Total Current Liabilities	(4,915)	(4,945)
Long-Term Debt	(795)	(1,152)
Deferred Income Taxes	0	(9)
Other Liabilities	(26)	(47)
Total Tyson Shareholders' Equity	(9,506)	(9,093)
Noncontrolling Interests	0	0
Total Shareholders' Equity	(9,506)	(9,093)
Total Liabilities and Shareholders' Equity	$ (15,242)	$ (15,246)